RELATED PARTIES (Transactions with Related Parties) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪)
Related Party Transaction [Line Items]
Transactions with related parties	$ 47		$ 58	$ 79
Options granted | shares	318,094	318,094	9,842	9,856
Exercise price | $ / shares	$ 4.00		$ 23.88	$ 32.64
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 47		$ 57	$ 67
Key man life insurance premium [Member]
Related Party Transaction [Line Items]
Transactions with related parties			1	12
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly retainer					$ 4		$ 3
Monthly Salary	3
Gross Overtime monthly rate	1
Maximum aggregate monthly salary	4
Sigalit Kimchy [Member] | ILS [Member]
Related Party Transaction [Line Items]
Monthly retainer | ₪						₪ 13,680		₪ 10,260
Monthly Salary | ₪		₪ 11,200
Gross Overtime monthly rate | ₪		2,800
Maximum aggregate monthly salary | ₪		₪ 14,000
Yoav Kimchy [Member]
Related Party Transaction [Line Items]
Key man insurance policy	1,000
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties	453		453	490
Non-Executive Directors [Member] | Fees and Reimbursement [Member]
Related Party Transaction [Line Items]
Transactions with related parties	340		274	238
Non-Executive Directors [Member] | Share-Based Compensation [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 113		$ 179	$ 252